REAL ESTATE OWNED (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Balance at beginning of year	$ 4,304	$ 748
Additions	96	4,643
Impairment charges	(67)	(71)
Disposals	(1,888)	(1,016)
Balance at end of year	$ 2,445	$ 4,304